Intangible and Other Non-current Assets	12 Months Ended
Dec. 31, 2018
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Intangible and Other Non-current Assets
21	INTANGIBLE AND OTHER NON-CURRENT ASSETS

	December 31, 2018			December 31, 2017
	Cost	Accumulated amortization, including impairment losses	Net	Cost	Accumulated amortization, including impairment losses	Net
	RMB	RMB	RMB	RMB	RMB	RMB
Patents and technical know-how	7,674	(6,016)	1,658	7,476	(5,620)	1,856
Computer software	11,741	(8,636)	3,105	10,638	(7,749)	2,889
Goodwill (i)	46,020	(3,747)	42,273	45,643	(3,709)	41,934
Other	21,526	(8,035)	13,491	20,128	(7,207)	12,921

Intangible assets	86,961	(26,434)	60,527	83,885	(24,285)	59,600

Other assets			37,771			33,341

			98,298			92,941

(i)

Goodwill primarily relates to the acquisition of Singapore Petroleum Company, Petroineos Trading Limited and PetroChina United Pipelines Co., Ltd., completed in 2009, 2011 and 2015, respectively. The recoverable amount of all cash-generating units has been determined based on value-in-use calculations. These calculations use post-tax cash flow projections based on financial budgets prepared by management. The post-tax discount rates range from 8.9% to 11.0% (2017: 8.9%-10.5%), and reflect specific risks relating to the cash-generating unit. Based on the estimated recoverable amount, the impairment charge of the Group for the year ended December 31, 2018 amounted to RMB 38 (2017: RMB 3,709 primarily related to goodwill of PetroChina United Pipelines Co., Ltd.).